Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of income / (loss) before income taxes

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The Cayman Islands	55,644	(4,811)	(57,261)
British Virgin Islands	—	—	(2)
Hong Kong S.A.R	93	(53,347)	(27,262)
Sweden	—	(310)	7,015
United Kingdom	—	(11,164)	(348,872)
The PRC, excluding Hong Kong S.A.R.	(495,513)	(1,112,353)	(1,093,256)
Total	(439,776)	(1,181,985)	(1,519,638)

Schedule of income tax expense recognized in the consolidated statements of comprehensive loss

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	228	3,447	21,571

Schedule of reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates

	Year ended December 31,
	2020	2021	2022
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	11%	10%	(18)%
Effect of different tax jurisdiction	(3)%	(1)%	2%
Non-deductible expenses	4%	5%	40%
Research and development expenses additional deduction	(8)%	(6)%	(5)%
Change in valuation allowance	21%	17%	7%
Actual income tax expense	—	—	1%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Inventories	6,431	7,654
Allowance for doubtful accounts	487	2,049
Intangible assets	—	268,381
Accrued product warranties	8,483	23,037
Accrued salaries and benefits	8,704	10,961
Accrued expenses and other liabilities	48,520	11,677
Unrealized investment loss of equity method investments	3,395	12,888
Donation	450	503
Operating lease liabilities	—	18,734
Net operating loss carryforwards	473,845	180,378
Total deferred tax assets	550,315	536,262
Less: valuation allowance	(550,315)	(518,017)
Deferred tax assets, net of valuation allowance	—	18,245
Deferred tax liabilities:
Operating lease right-of-use assets	—	(18,245)
Total deferred tax liabilities	—	(18,245)
Net deferred tax assets	—	—

Schedule of movement of the valuation allowance for the deferred tax assets

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	268,702	362,371	550,315
Increase during the year	93,669	187,944	102,295
Reversal of net operating loss carryforwards due to the Restructuring	—	—	(134,593)
Balance as of December 31	362,371	550,315	518,017

Schedule of net operating loss carryforwards by the PRC companies will expire during the period from year 2022 to year 2031, if unused by the following year-end

Year ending December 31,	Amount
RMB
2026	8,118
2027	648,012
Total	656,130